Financial Instruments - Schedule of Consolidated Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 9,160	$ 9,303
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	2,649
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	6,511
Later Than One Year and Not Later Than Two Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	186
Later Than One Year and Not Later Than Two Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	180
Later Than One Year and Not Later Than Two Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	6
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	772
Later Than Two Years and Not Later Than Three Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	766
Later Than Two Years and Not Later Than Three Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	6
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,399
Later Than Three Years and Not Later Than Four Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	603
Later Than Three Years and Not Later Than Four Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	796
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	2,326
Later Than Four Years and Not Later Than Five Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,100
Later Than Four Years and Not Later Than Five Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,226
More than 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	4,477
More than 5 Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 4,477